Investment in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2022
Investment in Joint Ventures and Associates [Abstract]
Disclosure of Investment in Joint Ventures and Associates
12. Investment in joint ventures and associates

	December 31, 2022	December 31, 2021

BBVA Consolidar Seguros S.A.	1,197,152	1,325,212
Interbanking S.A.	823,993	623,016
Rombo Cía. Financiera S.A.	744,208	1,512,044
Play Digital S.A. (1)	486,571	222,162
Openpay Argentina S.A.	215,501	285,733

TOTAL	3,467,425	3,968,167

(1)
To establish the value of this investment, accounting information from Play Digital S.A. has been used. as of September 30, 2022. Additionally, significant transactions carried out or events that occurred between October 1, 2022 and December 31, 2022 have been considered. See Note 45 - Subsequent events.

The following table summarises the information related to the Bank’s material joint venture:

	Rombo Compañía Financiera S.A.
	December 31, 2022	December 31, 2021

Total assets	23,038,410	27,438,190
Total liabilities	21,177,890	23,658,081
Equity	1,860,520	3,780,109
Losses	(1,919,588)	(1,785,392)
Ownership interest	40%	40%